CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Total net revenues		$ 2,237,788	$ 2,267,870	$ 2,411,516
Cost of revenues		(1,431,585)	(1,454,842)	(1,559,388)
Gross profit		806,203	813,028	852,128
Operating expenses
Research and development expenses		(278,740)	(295,503)	(261,807)
Sales and marketing expenses		(333,334)	(369,577)	(400,435)
General and administrative expenses		(152,517)	(122,661)	(141,826)
Goodwill impairment		(454,935)	0	(14,830)
Total operating expenses		(1,219,526)	(787,741)	(818,898)
(Loss) gain on deconsolidation and disposal of subsidiaries		1,643	(6,177)	0
Other income		6,055	9,705	17,505
Operating income (loss)		(405,625)	28,815	50,735
Interest expense		(4,847)	(10,420)	(12,770)
Interest income and investment income		175,556	185,212	93,148
Foreign currency exchange gains (losses), net		764	(2,906)	11,666
Gain on disposal and deemed disposal of investments		0	74,851	4,113
Gain on fair value changes of investments		6,636	12,425	424,304
Gain on extinguishment of debt and derivative		0	0	63,378
Income (loss) before income tax expenses		(227,516)	287,977	634,574
Income tax expenses		(13,485)	(18,856)	(34,575)
Income (loss) before share of (loss) income in equity method investments, net of income taxes		(241,001)	269,121	599,999
Share of (loss) income in equity method investments, net of income taxes		(1,637)	3,297	(498,431)
Net income (loss)		(242,638)	272,418	101,568
Net loss attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		96,402	29,398	27,323
Net income(loss) attributable to controlling interest of JOYY Inc.		(146,236)	301,816	128,891
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		(1,388)	(5,048)	(5,426)
Cumulative dividend on subsidiary's Series A Preferred Shares		0	(2,000)	(4,000)
Gain on repurchase of redeemable convertible preferred shares of a subsidiary		0	52,583	0
Net income (loss) attributable to common shareholders of JOYY Inc.		(147,624)	347,351	119,465
Other comprehensive loss:
Foreign currency translation adjustments, net of nil tax		(27,497)	(35,327)	(246,959)
Unrealized losses on available-for-sale investment, net of nil tax		(23,108)	0	0
Comprehensive (loss) income attributable to the common shareholders of JOYY Inc.		$ (198,229)	$ 312,024	$ (127,494)
Net income (loss) per ADS/common share
Basic (in Dollars per share)	[1]	$ (0.13)	$ 0.27	$ 0.08
Diluted (in Dollars per share)	[1]	$ (0.13)	$ 0.24	$ 0.08
Weighted average number of common shares used in calculating net income (loss) per common share
Basic (in shares)		1,157,854,559	1,308,695,642	1,439,390,191
Diluted (in shares)		1,157,854,559	1,462,976,544	1,645,448,440
ADSs
Net income (loss) per ADS/common share
Basic (in Dollars per share)	[1]	$ (2.55)	$ 5.31	$ 1.66
Diluted (in Dollars per share)	[1]	$ (2.55)	$ 4.87	$ 1.59
Weighted average number of common shares used in calculating net income (loss) per common share
Basic (in shares)		57,892,728	65,434,782	71,969,510
Diluted (in shares)		57,892,728	73,148,827	82,272,422
Live streaming
Net revenues
Total net revenues		$ 1,788,021	$ 1,979,371	$ 2,225,518
Others
Net revenues
Total net revenues		$ 449,767	$ 288,499	$ 185,998

[1]	Each ADS represents 20 common shares.